BUSINESS COMBINATION (Details Narrative) - Kukugan Invest [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jan. 06, 2026
Business Combination [Line Items]
Fair value of consideration transferred	$ 100
Total identifiable liabilities		$ 156,666
Goodwill recognized		$ 156,766